Commitments, Charges and Contingent Liabilities	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Commitments, Charges and Contingent Liabilities

Note 16 – Commitments, Charges and Contingent Liabilities

A.	Engagements

1.	Canndoc has an advanced propagation and growing facility which is located in Kibbutz Beit HaEmek, in which it develops and grows a wide variety of unique strains of medical cannabis (hereinafter: the “Northern Facility”). As of the reporting date, the northern facility is spread over an area of approximately 5 dunams, whereby Canndoc has the right of first refusal regarding an option to expand the area of the northern facility to a total area of approximately 16 dunams. The northern facility includes a greenhouse for propagating, growing and florescence, as well as a processing facility and operational areas. During the reporting period, Canndoc performed extension, upgrade and adjustment works on the northern facility, for the purpose of ensuring the northern facility’s compliance with the high-quality standards required to export from Israel and adjusting the quality of the products to the level required in Israel and in the target countries. The performance of the upgrade works was concluded in the fourth quarter of 2019; On May 21, 2020, an addendum to the agreement was signed, which formalized, inter alia, the investment in the Company’s facility in Beit HaEmek.

On January 1, 2023, a separate legal entity was established, and from this date, the activity of the Northern Facility is executed under this entity.

Intercure Ltd.
Notes to the Consolidated Financial Statements

Note 16 – Commitments, Charges and Contingent Liabilities (Cont.)

2.	On April 23, 2019, Canndoc signed a binding agreement with an Israeli corporation which holds agricultural areas in Kibbutz Nir Oz, in the Western Negev, for the construction of a production complex with maximum production potential of up to 88 tons of medical cannabis per year, which will operate in addition to the northern facility (hereinafter: the “Southern Site”). During 2021, the Company completed the investment in the construction of facilities for the purpose of growing and production of inventory.

On May 26, 2020, Canndoc announced the receipt of a license from the medical cannabis unit at the Israeli Ministry of Health (the “medical cannabis unit”), for the engagement in and holding of a dangerous drug, in accordance with sections 6 and 7 of the Dangerous Drugs Ordinance (New Version), 5733-1973, for the propagation and growing of cannabis plants, and the processing of inflorescence and plants under IMC-GAP quality conditions, in Canndoc’s growing facility in southern Israel (hereinafter: the “southern site”), in a commercial scope of approximately 24,500 plants in parallel, as set forth in the growing license (hereinafter: the “growing license”). In accordance with the standard practice, the license is conditional on completing the construction of a post-harvest processing facility, and receipt of full IMC-GAP certification.

On December 24, 2020, Canndoc announced that it had received a permanent license from the medical cannabis unit. On January 1, 2023, a separate legal entity was established, and from this date, the activity of the Northern Facility is executed under this entity.

B.	Contingent liabilities

1.	On July 27, 2022 Cantek Group companies (the “Companies”) filed a request for a debt settlement with their creditors, and for a stay of proceedings order in accordance with the Insolvency and Economic Rehabilitation Law, all as a result of large debts accumulated by the group of companies.

On July 31, 2022, the court issued a stay of proceedings order against the Companies and appointed a settlement manager to assist in settling the debts of the Companies. Intercure and Canndoc filed a debt claim against the Companies in September 2022 totaling 3,501,659 NIS, which is secured by a permanent first-degree lien on one of Companies rights on the property pledged to Intercure for the payment of a debt owed to Intercure.

On March 12, 2026, following an arbitration procedure the Arbitrator ruled in favor of InterCure and approved the claim.

Intercure Ltd.
Notes to the Consolidated Financial Statements

Note 16 – Commitments, Charges and Contingent Liabilities (Cont.)

2.	On January 31, 2023, the agreement with Cann Pharmaceutical Ltd. (hereinafter: Cann) to acquire 100% of Cann’s shares was automatically terminated after the fact that the closing conditions in accordance with the terms of the agreement were not met. During the negotiations and after the merger agreement was executed, the Company extended loans to Cann, and also provided funding and cultivation services to it, in light of the parties’ cooperation.

On February 14, 2023, the Company filed a statement of claim (“SoC”) against Cann with the Tel-Aviv Magistrate Court. In the SoC, the Company argues that Cann owes the Company a NIS 7,875,189 due to written agreements and commitments made by the parties that Cann violated. As part of the SOC, remedies are sought in relation to, inter alia, loans that the Company provided to Cann as well as cultivation services that the Company provided to Cann. On June 6, 2023, Cann’s statement of defense was submitted (“SoD”) and on February 7, 2024 the Company’s statement of reply was submitted. In addition, on June 6, 2023, Cann filed a counterclaim against the company and its officers (“Defendants”) for the amount of over NIS 100 million, with the Tel-Aviv Magistrate Court.

In the counterclaim Cann argues that it suffered damages due to the alleged sabotaging of the merger transaction between Better and InterCure carried out by all of the defendants. Cann requests the court to order the completion of the merger transaction. It also provides two alternate requests: 1. Compensate Cann in the amount of USD 35,000,000; 2. Order a compensation for damages caused on the amount of the activity value of an Australian subsidiary of Cann. In addition, Cann argues that it suffered several damages caused by the defendants.

Intercure Ltd.
Notes to the Consolidated Financial Statements

Note 16 – Commitments, Charges and Contingent Liabilities (Cont.)

On November 18, 2024, the parties submitted a procedural agreement regarding the management of preliminary proceedings. The following day, on November 19, 2024, the court issued a decision approving the agreement and sett a deadline of July 1, 2025, for the parties to submit an update.

On July 1, 2025, the parties submitted a joint motion for approval of a procedural arrangement. On July 6, 2025, the Tel Aviv District Court unexpectedly declined to approve the arrangement and ordered the strikeout of the claim and counterclaim, citing delays in the proceedings. On July 17, 2025, the parties filed a joint notice opposing the strikeout and clarifying that the delays were due to the war in Israel and reserve military service of Company representatives and legal counsel. The court did not accept the parties’ joint request and, on the same date, ordered the strikeout of the proceedings, which became effective on July 21, 2025. The strikeout was purely procedural and unrelated to the merits of the case. The Company is currently evaluating its next steps in this matter.

Management rejects the claims made by Cann and plans to dispute them if new claim will be filed.

3.	A statement of claim was filed by Geffen Residence & Renewal (formerly: Cannomed Medical Cannabis Industries Ltd.) (“Geffen”) with the Tel-Aviv district court on March 6, 2023. According to Geffen, Intercure fundamentally breached the purchase agreement signed between the parties in 2021. It is alleged that Intercure has failed to pay Geffen the full consideration under the agreement. The claim amounts to approximately NIS 8 million. The Company’s management, based on its legal advisors, disputes the claim, and is of the opinion that the agreement was breached by Geffen after it gave Intercure false representations under the agreement and did not meet the closing condition that was stipulated in the contract regarding Petach-Tikva pharmacy which did not receive medical cannabis license and accordingly the acquisition was not materialized.

The Company’s SoD was submitted on August 3, 2023, together with the Company’s counterclaim for over NIS 1,000,000.

Initial pre-trial court hearing was held during 2024 and 2025, and court hearings have been scheduled for October 2026.

At this early and preliminary stage of the case, it is not possible to estimate the claim’s chances.

Intercure Ltd.
Notes to the Consolidated Financial Statements

Note 16 – Commitments, Charges and Contingent Liabilities (Cont.)

4.	On April 17, 2023, an application for approval of a class action in Israel was filed against 26 defendants, among them the leading cannabis groups in Israel, including Intercure Ltd. And three of its subsidiaries (“the Approval Request”). The main claim in the Approval Request is that the medical cannabis companies advertise their medical cannabis products unlawfully. The court was requested in the Approval Request to determine that the representative class will consist of “any consumer of licensed cannabis and any consumer of unlicensed cannabis starting from the year 2020.”

The claimed compensation in the Approval Request amounts to NIS 420 million. Additionally, the applicants argue that they are entitled to a monetary reward of NIS 42 million and that punitive damages amounting to NIS 84 million are also due.

On July 20, 2023, the respondents filed a request to dismiss the Approval Request.

A trial hearing is scheduled to be held on November 16, 2026.

Intercure Ltd.
Notes to the Consolidated Financial Statements

Note 16 – Commitments, Charges and Contingent Liabilities (Cont.)

At this early and preliminary stage of the case, it is not possible to estimate the claim’s chances. In light of the above, a provision in respect of the motion was not included in the Company’s financial statements.

5.	On May 15, 2025, a claim was filed by “Brit Shevet Avraham” against the Company and Canndoc. The lawsuit seeks, among other things, court orders instructing the defendants to remove alleged unlawful publications regarding medical cannabis, to refrain from engaging in any commercial advertising of medical cannabis, and to cease indirect advertising of medical cannabis through collaborations with pharmacies. On September 11, 2025, the defendants filed a motion to dismiss the claim on threshold grounds including lack of legal personality and standing, that the claimant purports to act as a “public plaintiff”, and that the action constitutes an indirect attempt to challenge the Ministry of Health’s regulatory policy, following prior proceedings that failed.

On December 7, 2025, the Court ordered a strike out of the claim.

6.	Additional claims have been filed by former business partners claiming damages amounting up to NIS 1.6 million. The Company’s management rejects the claims based on its legal advisors’ opinion and does not expect claims to result in material liabilities.

Intercure Ltd.
Notes to the Consolidated Financial Statements